Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash	$ 8,398	$ 425,015
Prepaid expenses	0	25,000
Total Current Assets	8,398	450,015
Property and Equipment
Property and equipment, net	672	1,352
Assets under construction	0	892,639
Property and Equipment, net	672	893,991
Total Assets	9,070	1,344,006
Current Liabilities
Accounts payables and accrued expense	8,876,222	6,846,010
Notes payable - related party, net	2,398,473	3,592,948
Convertible note payable to related party, current portion	87,500	87,500
Notes payable, net	2,671,640	589,812
Convertible notes payable, net	1,283,824	50,000
Derivative liability	2,292,254	0
Total Current Liabilities	17,609,913	11,166,270
Notes payable, net	168,334	607,290
Notes payable, convertible	0	80,000
Total Liabilities	17,778,247	11,853,560
Stockholders' Deficiency
Preferred Stock, $0.001 par value; 5,000,000 shares authorized, 0 and 0 shares issued and outstanding, respectively	0	0
Common stock, $0.001 par value; 200,000,000 shares authorized, 131,038,944 and 122,642,247 shares issued and outstanding, respectively	131,039	122,642
Additional paid-in capital	57,683,015	57,071,022
Accumulated deficit	(75,583,231)	(67,703,218)
Total Stockholders' Deficiency	(17,769,177)	(10,509,554)
Total Liabilities and Stockholders' Deficiency	$ 9,070	$ 1,344,006